Long-Term Debt	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Long-Term Debt	Long-Term Debt

	December 31, 2024	December 31, 2023
	$	$
		(Note 6.c)
Senior unsecured notes	548.1	547.6
Revolving credit facility	256.0	79.5
Term loan facilities	405.6	408.2
Notes payable	116.8	52.0
Other financing obligations	57.0	10.9
	1,383.5	1,098.2
Less current portion	175.0	124.0
Long-term portion	1,208.5	974.2

Senior unsecured notes
The Company's senior unsecured notes (the notes) consist of:
•$300 of notes that mature on October 8, 2027, bearing interest at a fixed rate of 2.048% per annum; and
•$250 of notes that mature on June 27, 2030, bearing interest at a fixed rate of 5.393% per annum.

The notes rank pari passu with all other debt and future indebtedness of the Company.

Revolving credit and term loan facilities
The Company has syndicated senior credit facilities, structured as a sustainability-linked loan, consisting of an unsecured senior revolving credit facility in the maximum amount of $800 and an unsecured senior term loan of $310 in two tranches. Additional funds of $600 can be accessed subject to approval and under the same terms and conditions. On June 27, 2024, the Company amended the syndicated senior credit facilities to change certain terms and conditions, including extending the maturity dates for the revolving credit facility from December 8, 2027 to June 27, 2029, the $150 tranche B of the term loan from December 8, 2025 to June 27, 2027, and the $160 tranche C of the term loan from December 8, 2027 to June 27, 2029. The amendments to the terms and conditions were not considered to be substantial. As such, the amendments were accounted for as a debt modification.

The Company's unsecured bilateral term credit facility of $100 matured on June 17, 2024 and has been replaced with a new unsecured bilateral term credit facility of $100 maturing on June 28, 2025.

At December 31, 2024, $256.0 of the revolving credit facility was payable in Canadian funds (2023 - payable in US funds of $79.5 (US$60.0)). As at December 31, 2024 and 2023, the term loan facilities were payable in Canadian funds. The revolving credit facility and the term loan facilities may be repaid from time to time at the option of the Company. The average interest rate for the revolving credit facility and term loan facilities at December 31, 2024, was 4.86% (2023 – 6.78%).
The funds available under the revolving credit facility are reduced by overdrafts (included in bank indebtedness in the consolidated statements of financial position) and outstanding letters of credit issued pursuant to the facility agreement. At December 31, 2024, the Company had issued outstanding letters of credit that expire at various dates before October 2025, are payable in various currencies, and total $4.2 (2023 – $2.4). These letters of credit were issued in the normal course of operations, including the guarantee of certain office rental obligations. At December 31, 2024, $539.8 (2023 – $718.1) was available under the revolving credit facility.

Bank indebtedness
The Company has an uncommitted unsecured multicurrency credit facility of up to £20 and an overdraft facility of up to AU$5, repayable on demand. The amount drawn at December 31, 2024 was $17.1 (£9.5) (2023 - $23.6 (£14.0)).

Bank indebtedness also includes overdrafts drawn under the terms of the Company’s syndicated senior credit facilities. No balances were drawn at December 31, 2024 (2023 - nil).

Notes payable and other finance obligations
Notes payable consists primarily of notes payable for acquisitions and are due at various times from 2025 to 2027. Repayment is contingent on selling shareholders complying with the terms of the acquisition agreements. The weighted average interest rate on the notes payable at December 31, 2024, was 4.9% (2023 - 5.0% (notes payable were revised, see note 6.c)). The aggregate maturity value of the notes of $116.6 (2023 - $52.0) is comprised of:

	December 31, 2024		December 31, 2023
	CAD	Foreign currency	CAD	Foreign currency
			(Note 6.c)	(Note 6.c)
US dollars	36.7	25.5	50.5	38.1
British pounds	3.9	2.2	0.6	0.3
Euro	75.1	50.4	—	—
Other currencies	0.9	1.0	0.9	0.9

The Company has other financing obligations for software (included in intangible assets), equipment, and leasehold improvements. These obligations expire at various dates before November 2026. Other financing obligations include software additions of $66.3 (2023 - $0.6) which have been excluded from the consolidated statement of cash flows (note 31).

Letter of credit and surety facilities
The Company issues letters of credit within its revolving credit facility and has a separate facility outside of its revolving credit facility that provides letters of credit up to $100. At December 31, 2024, $75.5 (2023 – $57.0) in aggregate letters of credit outside of the Company’s credit facilities were issued in various currencies. Of these letters of credit, $47.3 (2023 – $41.6) expire at various dates before May 2035 and $28.2 (2023 – $15.4) have open-ended terms.

At December 31, 2024, the Company has $44.3 (2023 - $20.3) in bonds for our continuing operations that will expire on completion of the associated projects. The estimated completion dates of these projects are before August 2029.

The Company also has surety facilities related to Construction Services (which was sold in 2018) to accommodate the issuance of bonds for certain types of project work of $3.5 (2023 - $16.6) in US funds that will expire on completion of the associated projects. The estimated completion dates of these projects are before May 2025.The purchaser of the Construction Services business has indemnified the Company for any obligations that may arise from these bonds.